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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenville Capital Management
                 -----------------------------
   Address:      P.O. Box 220
                 -----------------------------
                 Rockland, DE 19732
                 -----------------------------

Form 13F File Number: 28-3476
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Josephine Diviney
         -------------------------------
Title:   Operations Manager
         -------------------------------
Phone:   302-429-9799
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Josephine Diviney            Rockland, DE        10/29/07
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      N/A
                                        --------------------

Form 13F Information Table Entry Total: 52
                                        --------------------

Form 13F Information Table Value Total: $44,403,618
                                        --------------------

List of Other Included Managers: NONE

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                          GREENVILLE CAPITAL MANAGEMENT
                          13F REPORT             SEPTEMBER 30, 2007

COMMON STOCK                              CUSIP       VALUE        QUANTITY    DISCRETION
---------------------------------------   ---------   ----------   ---------   ----------
AAR Corporation                           000361105    1,047,801      34,985        X
ACI Worldwide, Inc.                       004498101      633,821      28,220        X
APAC Customer Services, Inc.              00185E106      783,773     299,150        X
Allion Healthcare, Inc.                   019615103      869,989     123,930        X
Anadigics, Inc.                           032515108    1,772,914      95,885        X
AngioDynamics, Inc.                       03475v101      890,042      46,260        X
BE Aerospace, Inc.                        073302101    1,293,722      31,585        X
Bidz Com, Inc.                            08883t200    1,614,563     136,250        X
Boots & Coots Intn'l Well Control, Inc.   099469504      297,500     230,620        X
Capital Senior Living Corporation         140475104      415,900      47,970        X
Caraco Pharmaceutical Lab Inc.            14075T107      654,076      42,335        X
Conn's, Inc.                              208242107      961,388      39,385        X
Continucare Corporation                   212172100      666,816     254,510        X
Cosi, Inc.                                22122P101      269,488      75,910        X
Creative Vistas, Inc.                     225300201      716,346     292,386        X
CyberSource, Corp.                        23251J106    1,306,259     113,096        X
DXP Enterprises, Inc.                     233377407    1,653,340      46,390        X
Dollar Financial Corporation              256664103      776,061      27,355        X
EscoTechnologies, Inc.                    296315104      566,908      17,055        X
Excel Tech Inc.                           30067T103      828,315      32,935        X
First Cash Financial Services, Inc.       31942D107    1,252,101      52,455        X
Globecomm Systems, Inc.                   37956X103      522,531      40,010        X
Gulfport Energy Corporation               402635304    1,302,792      57,140        X
HMS Holdings Corporation                  40425J101      980,785      39,310        X
Harbin Electric Inc.                      41145W109      940,015      56,255        X
Hollywood Media Corporation               436233100      330,140      93,260        X
Home Bancshares, Inc.                     436893200      461,243      20,730        X
International Rectifier Corporation       460254105      843,315      25,340        X
LJ International, Inc.                    G55312105      730,211     143,460        X
MDC Partners, Inc.                        552697104      910,840      83,640        X
MICROS Systems, Inc.                      594901100    1,128,038      17,045        X
Matrixx Initiatives, Inc.                 57685L105      525,160      26,337        X
NovaMed, Inc.                             66986W108      576,477     129,255        X
OPNET Technologies, Inc.                  683757108      567,821      47,636        X
OmniVision Technologies, Inc.             682128103    1,247,303      54,515        X
Power-One, Inc.                           739308104      780,743     147,310        X
Primus Guaranty, Ltd.                     G72457107      737,966      71,095        X
Providence Service Corporation            743815102    1,325,894      44,035        X
Radiation Therapy Services, Inc.          750323206      537,241      26,105        X
Rainmaker Systems, Inc.                   750875304      690,211      82,660        X
Regeneration Technology, Inc.             75886N100      683,645      62,835        X
Rush Enterprises, Inc. Cl A               781846209    1,173,102      44,085        X
Sirenza Microdevices, Inc.                82966T106      983,558      58,580        X
Stratasys, Inc.                           862685104    1,117,895      40,270        X
Superior Bancorp                          86806M106      539,505      59,945        X
TeleTech Holdings, Inc.                   879939106      641,880      26,745        X
Tessera Technologies, Inc.                88164L100      574,063      15,211        X
Triangle Capital Corporation              895848109      428,835      31,030        X
Ultra Clean Holdings, Inc.                90385V107      894,461      61,475        X
Ultralife Batteries, Inc.                 903899102    1,541,838     119,895        X
Vitran Corporation, Inc.                  92850E107      674,283      41,165        X
ev3, Inc.                                 26928A200      740,706      45,470        X

                                     52               44,403,618   3,880,511